                     PHL Variable Accumulation Account II
                     Phoenix Portfolio Advisor/SM(R)/

This supplement should be read with the prospectus dated April 7, 2008.

                The following changes are currently effective:

.. The names of the following investment options have changed. The disclosure on pages one through four of your prospectus and in Appendix A - Investment Options is revised as follows:

----------------------------------------------------------------------------------------------------------------------

                              Old Name                                                    New Name
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS U.S. Government High Grade Securities Portfolio  AllianceBernstein Intermediate Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
JNF Balanced Portfolio                                                 JNF Chicago Equity Partners Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------
JNF Equity Portfolio                                                   JNF Chicago Equity Partners Equity Portfolio
----------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                          Rydex VT NASDAQ-100(R) 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                         Wanger International
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                          Wanger USA
----------------------------------------------------------------------------------------------------------------------

.. The following funds are added to the chart entitled "15 Minutes Before NYSE
  Close," in the Section called "Allocation of Purchase Payments" on page 15:

------------------------------------------------------------------------------------------------
NASDAQ-100(R) 2x Strategy Fund  Russell 2000(R) 2x Strategy  Strengthening Dollar 2x Strategy
------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy    Europe 1.25x Strategy        Government Long Bond 1.2x Strategy
------------------------------------------------------------------------------------------------

.. The following funds are added to the chart entitled "30 Minutes Before NYSE
  Close," in the Section called "Allocation of Purchase Payments" on page 15:

            -------------------------------------------------------

                             Consumer Products     Electronics
            -------------------------------------------------------
            Energy           Energy Services    Financial Services
            -------------------------------------------------------
            Health Care      Internet           Leisure
            -------------------------------------------------------
            Precious Metals  Real Estate        Retailing
            -------------------------------------------------------
            Technology       Telecommunication  Transportation
            -------------------------------------------------------
            Utilities
            -------------------------------------------------------

 TF1019                                                                    1

.. The following fund is added to the chart of Rydex Variable Trust funds which do not permit active trading and to the chart entitled "30 Day Hold," in the Section called "Short-Term Trading Risk" on page 18:

                          ---------------------------
                          Rydex Commodities Strategy
                          ---------------------------

.. The following funds are added to the chart entitled "60 Day Hold," in the Section called "Short-Term Trading Risk" on page 18:

--------------------------------------------------------------------------------
                                                    Dreyfus International Value
--------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index  Dreyfus Stock Index  Dreyfus Mid Cap Stock
--------------------------------------------------------------------------------
Dreyfus International Equity
--------------------------------------------------------------------------------

.. The following funds are added to the chart entitled "90 Day Hold," in the Section called "Short-Term Trading Risk" on page 18:

-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Intermediate Bond  AllianceBernstein VPS International Growth  AllianceBernstein VPS International Value
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond                Janus Aspen Fundamental Equity              Janus Aspen Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth         Pioneer High Yield                          Pioneer Global High Yield
-------------------------------------------------------------------------------------------------------------------------------

.. The fund name "Janus Global" in the chart entitled "90 Day Hold," in the Section called "Short-Term Trading Risk" on page 18, is revised to read:

                         ------------------------------
                         Janus Aspen Global Technology
                         ------------------------------

.. The fund name "Janus Mid Cap Growth" in the chart entitled "90 Day Hold," in the Section called "Short-Term Trading Risk" on page 18, is revised to read:

                          ---------------------------
                          Janus Aspen Mid Cap Growth
                          ---------------------------

Dated: August 5, 2008  Please keep this supplement for future reference.

 TF1019                                                                    2